Fair Value Measurements - Schedule of fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account	$ 175,360,788	$ 175,101,805	$ 175,030,689
Liabilities:
Derivative warrant liabilities	11,340,000	19,687,500	20,805,000
Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account	175,360,788	175,101,805	175,030,689
Liabilities:
Derivative warrant liabilities	6,300,000	10,937,500
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities	5,040,000	8,750,000
Public Warrants
Liabilities:
Derivative warrant liabilities	6,300,000	10,937,500	12,775,000
Public Warrants | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative warrant liabilities	6,300,000	10,937,500	12,775,000
Private Warrants
Liabilities:
Derivative warrant liabilities	5,040,000	8,750,000	8,030,000
Private Warrants | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities	$ 5,040,000	$ 8,750,000
Private Warrants | Level 3
Liabilities:
Derivative warrant liabilities			$ 8,030,000